UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   655 Madison Avenue, 21st floor
           New York, NY 10065


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       4/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      139,673
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCURIDE CORP NEW           COM NEW        00439T206    1,667   120,000 SH       SOLE                  120,000      0    0
ANNALY CAP MGMT INC         COM            035710409    2,618   150,000 SH       SOLE                  150,000      0    0
BED BATH & BEYOND INC       COM            075896100    3,138    65,000 SH       SOLE                   65,000      0    0
BEST BUY INC                COM            086516101    1,867    65,000 SH       SOLE                   65,000      0    0
BRIGGS & STRATTON CORP      COM            109043109    2,718   120,000 SH       SOLE                  120,000      0    0
CITIGROUP INC               COM            172967101    5,304 1,200,000 SH       SOLE                1,200,000      0    0
COWEN GROUP INC NEW         CL A           223622101    1,203   300,000 SH       SOLE                  300,000      0    0
EXPEDIA INC DEL             COM            30212P105    2,039    90,000 SH       SOLE                   90,000      0    0
EXPEDITORS INTL WASH INC    COM            302130109    3,009    60,000 SH       SOLE                   60,000      0    0
EXXON MOBIL CORP            COM            30231G102    5,889    70,000 SH       SOLE                   70,000      0    0
GENERAL MTRS CO             COM            37045V100    1,552    50,000 SH       SOLE                   50,000      0    0
HOME DEPOT INC              COM            437076102    5,188   140,000 SH       SOLE                  140,000      0    0
ISHARES TR                  HIGH YLD CORP  464288513    2,759    30,000 SH       SOLE                   30,000      0    0
ISHARES TR                  US PFD STK IDX 464288687    1,190    30,000 SH       SOLE                   30,000      0    0
KORN FERRY INTL             COM NEW        500643200    1,840    82,600 SH       SOLE                   82,600      0    0
LOWES COS INC               COM            548661107    2,114    80,000 SH       SOLE                   80,000      0    0
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC 67059L102    3,281    90,000 SH       SOLE                   90,000      0    0
PACCAR INC                  COM            693718108    4,074    77,800 SH       SOLE                   77,800      0    0
PEPSICO INC                 COM            713448108    4,187    65,000 SH       SOLE                   65,000      0    0
POTASH CORP SASK INC        COM            73755L107    1,768    30,000 SH       SOLE                   30,000      0    0
REGENCY ENERGY PARTNERS L P COM UNITS LP   75885Y107    3,277   120,000 SH       SOLE                  120,000      0    0
RESOURCES CONNECTION INC    COM            76122Q105    1,454    75,000 SH       SOLE                   75,000      0    0
SFN GROUP INC               COM            784153108      705    50,000 SH       SOLE                   50,000      0    0
SPDR SERIES TRUST           BRCLYS YLD ETF 78464A417    3,241    80,000 SH       SOLE                   80,000      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103   62,980   475,000 SH       SOLE                  475,000      0    0
SPRINT NEXTEL CORP          COM SER 1      852061100    3,712   800,000 SH       SOLE                  800,000      0    0
UNITED PARCEL SERVICE INC   CL B           911312106    2,230    30,000 SH       SOLE                   30,000      0    0
VISA INC                    COM CL A       92826C839    3,681    50,000 SH       SOLE                   50,000      0    0
YM BIOSCIENCES INC          COM            984238105      988   374,295 SH       SOLE                  374,295      0    0